Hire purchase liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of hire purchase liabilities

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Total outstanding	-	3,139.00
Less: Interest-in-suspense	-	(41.00)

Principal outstanding	-	3,098.00
Less: Amount due within 12 months (shown under current liabilities)	-	(3,098.00)

	2025	2024
	USD	USD

Total outstanding	-	7,384
Less: Interest-in-suspense	-	(124)

Principal outstanding	-	7,260
Less: Amount due within 12 months (shown under current liabilities)	-	(7,260)

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